Stock-Based Compensation - Summary of Fair Values of Performance Stock Units Granted and Assumptions used in Monte Carlo Simulation Pricing Model (Detail) - Performance Stock Units [Member] - 2021 Grant
12 Months Ended
Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years
Expected volatility	90.00%
Risk-free interest rate	0.40%
At Least Twelve Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair values of performance stock units granted	$ 2.16
At Least Fifteen Per Share Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair values of performance stock units granted	1.89
At Least Twenty Per Share Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair values of performance stock units granted	$ 1.55